Condensed Statements Of Operations - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 275,274	$ 307,189	$ 148,895	$ 1,171,196
Loss from operations	(275,274)	(307,189)	(148,895)	(1,171,196)
Other income:
Interest earned on investments held in Trust Account	2,596,638	45,367	8,695	3,167,128
Net income (loss)	$ 2,321,364	$ (261,822)	$ (140,200)	$ 1,995,932
Class A Ordinary Shares [Member]
Other income:
Weighted average shares outstanding, Basic	23,560,000	23,560,000	1,817,901	23,560,000
Basic net income (loss) per share	$ 0.08	$ (0.01)	$ (0.02)	$ 0.07
Weighted average shares outstanding, Diluted	23,560,000	23,560,000	1,817,901	23,560,000
Diluted net income (loss) per share	$ 0.08	$ (0.01)	$ (0.02)	$ 0.07
Class B Ordinary Shares [Member]
Other income:
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,057,870	5,750,000
Basic net income (loss) per share	$ 0.08	$ (0.01)	$ (0.02)	$ 0.07
Weighted average shares outstanding, Diluted	5,750,000	5,750,000	5,057,870	5,750,000
Diluted net income (loss) per share	$ 0.08	$ (0.01)	$ (0.02)	$ 0.07